Cash Generated by Operations - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Borrowing facilities available for future operation activities and future capital commitments	R 1,277	R 845	R 2,142
Restricted investments (environmental trusts)
Disclosure of financial assets [line items]
Interest income	R 168	R 157	R 153